Risk Management (Details 17) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Total financial assets	R$ 1,201,555,502	R$ 1,126,572,311
Non-current assets held for sale	1,353,330	1,520,973
Investments in associated companies	8,125,799	8,257,384	R$ 7,002,778
Property and equipment, net of accumulated depreciation	8,826,836	8,432,475	8,397,116
Intangible assets and goodwill, net of accumulated amortization	16,128,548	16,179,307
Taxes to be offset	13,498,264	10,524,575
Deferred income tax assets	48,682,569	43,731,911
Other assets	7,372,866	9,134,504
Total non-financial assets	103,988,212	97,781,129
Total assets	1,305,543,714	1,224,353,440	1,192,029,656
Liabilities
Total financial liabilities	1,123,334,138	1,049,123,505
Other provisions	19,802,171	18,490,727
Current income tax liabilities	2,373,261	2,416,345
Deferred income tax liabilities	1,200,589	1,251,847
Other liabilities	34,157,435	35,377,312
Total non-financial liabilities	57,533,456	57,536,231
Total equity	124,676,120	117,693,704	R$ 105,479,207	R$ 90,914,762
Total liabilities and equity	1,305,543,714	1,224,353,440
Current
Assets
Total financial assets	539,399,371	531,664,989
Non-current assets held for sale	1,353,330	1,520,973
Taxes to be offset	3,683,210	4,589,981
Other assets	5,443,840	6,602,669
Total non-financial assets	10,480,380	12,713,623
Total assets	549,879,751	544,378,612
Liabilities
Total financial liabilities	801,871,600	796,304,508
Other provisions	1,846,682	1,349,366
Current income tax liabilities	2,373,261	2,416,345
Deferred income tax liabilities	48,925	36,344
Other liabilities	32,630,277	33,460,225
Total non-financial liabilities	36,899,145	37,262,280
Total liabilities and equity	838,770,745	833,566,788
Non-current
Assets
Total financial assets	662,156,131	594,907,322
Investments in associated companies	8,125,799	8,257,384
Property and equipment, net of accumulated depreciation	8,826,836	8,432,475
Intangible assets and goodwill, net of accumulated amortization	16,128,548	16,179,307
Taxes to be offset	9,815,054	5,934,594
Deferred income tax assets	48,682,569	43,731,911
Other assets	1,929,026	2,531,835
Total non-financial assets	93,507,832	85,067,506
Total assets	755,663,963	679,974,828
Liabilities
Total financial liabilities	321,462,538	252,818,997
Other provisions	17,955,489	17,141,361
Deferred income tax liabilities	1,151,664	1,215,503
Other liabilities	1,527,158	1,917,087
Total non-financial liabilities	20,634,311	20,273,951
Total equity	124,676,120	117,693,704
Total liabilities and equity	R$ 466,772,969	R$ 390,786,652